Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net loss	$ (1,307)	$ (1,509)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	36	37
Realized gains on sales of investment securities	(18)	(30)
Unrealized losses on trading securities	(30)	0
Changes in other assets and liabilities:
Accrued interest receivable on investment securities	0	8
Other assets	(522)	35
Accounts payable and accrued liabilities	(27)	(129)
Other liabilities	(2)	(8)
Net cash used by operating activities	(1,810)	(1,596)
Cash flows from investing activities:
Maturities of investment securities - held to maturity	23,795	28,380
Purchases of investment securities - held to maturity	(22,695)	(26,990)
Sales of investment securities	555	976
Purchases of investment securities	(761)	(946)
Proceeds from (investment in) real estate limited partnership	(21)	300
Net cash provided by investing activities	915	1,120
Net change in cash and cash equivalents	(895)	(476)
Cash and cash equivalents at beginning of year	1,334	1,715
Cash and cash equivalents at end of period	439	1,239
Supplemental cash flow disclosure:
Income taxes paid	$ 41	$ 102